COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS
Minimum annual rental commitments on operating leases
Year	(In millions)

2017	$40.0
2018	29.6
2019	20.0
2020	13.9
2021	8.8
2022 and thereafter	25.5

Total minimum lease payments	$137.8